Dividends	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Dividends
35.	DIVIDENDS
On March 31
, 2022
, the Company made a dividend payment of US$0.05
per common share for shareholders of record at market close on February 28
, 2022
. A total of $9.3
 million (US $7.4
million) was paid and recorded as a distribution through retained earnings.